Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 10 — Related Party Transactions

In connection with the Company’s investments in the Enders Place at Baldwin Park, the Berry Hill and MDA Apartments properties, it entered into the Fund LOC with Fund II and Fund III. Cash payments by the Company on the Fund LOC for the three months ended March 31, 2014 were $186,688, including interest. At December 31, 2013 and March 31, 2014, the outstanding balance on the Fund LOC was $7,571,223. On April 2, 2014, the Fund LOC was paid in full with the proceeds of the IPO and extinguished.
In connection with the Company’s acquisition of an interest in the Villas at Oak Crest, the Company assumed a receivable of $302,763 from Fund II related to accrued interest on Fund II’s investment in the Villas at Oak Crest prior to the contribution of their interest to the Company. As of June 30, 2014, the Company has recorded a payable to Fund II for this amount.
As of March 31, 2014, we were externally managed by our Former Advisor pursuant to the Advisory Agreement. In connection with the completion of the IPO, we terminated our Advisory Agreement with our Former Advisor, and we entered into a new management agreement, or Management Agreement, with BRG Manager, LLC, an affiliate of Bluerock, or the Manager, on April 2, 2014. The disclosure below describes the terms and conditions of the Management Agreement, which became effective as of April 2, 2014, and the Advisory Agreement, which was effective for the reported periods prior to April 2, 2014.

Management Agreement

The Management Agreement requires the Manager to manage the Company’s business affairs in conformity with the investment guidelines and other policies that are approved and monitored by the Company’s board of directors, or the Board. The Manager’s role as manager will be under the supervision and direction of the Board. Specifically, the Manager will be responsible for (1) the selection, purchase and sale of the Company’s portfolio investments, (2) the Company’s financing activities, and (3) providing the Company with advisory services.
Pursuant to the terms of the Management Agreement, the Manager provides the Company with a management team, including a chief executive officer, president, chief accounting officer and chief operating officer, along with appropriate support personnel, to provide the management services to be provided by the Manager to the Company. None of the officers or employees of the Manager are dedicated exclusively to the Company.
We pay the Manager a base management fee in an amount equal to the sum of: (A) 0.25% of the Company’s stockholders’ existing and contributed equity prior to the IPO and in connection with our contribution transactions, per annum, calculated quarterly based on the Company’s stockholders’ existing and contributed equity for the most recently completed calendar quarter and payable in quarterly installments in arrears in cash, and (B) 1.5% of the equity per annum of the Company’s stockholders who purchase shares of the Company’s Class A common stock, calculated quarterly based on their equity for the most recently completed calendar quarter and payable in quarterly installments in arrears. The base management fee is payable independent of the performance of the Company’s investments. The base management fee expense accrued for the Manager for both the three and six months ended June 30, 2014 was $217,965.
The Company also pays the Manager an incentive fee with respect to each calendar quarter in arrears. The incentive fee will be an amount, not less than zero, equal to the difference between (1) the product of (x) 20% and (y) the difference between (i) the Company’s adjusted funds from operations, or AFFO, for the previous 12-month period, and (ii) the product of (A) the weighted average of the issue price of equity securities issued in the IPO and in future offerings and transactions, multiplied by the weighted average number of all shares of the Company’s Class A common stock outstanding on a fully-diluted basis (including any restricted stock units, any restricted shares of Class A common stock, LTIP Units, and other shares of common stock underlying awards granted under the Incentive Plans and OP Units) in the previous 12-month period, exclusive of equity securities issued prior to the IPO, and (B) 8%, and (2) the sum of any incentive fee paid to the Manager with respect to the first three calendar quarters of such previous 12-month period; provided, however, that no incentive fee is payable with respect to any calendar quarter unless AFFO is greater than zero for the four most recently completed calendar quarters, or the number of completed calendar quarters since the closing date of the IPO, whichever is less. For purposes of calculating the incentive fee during the first 12 months after completion of the IPO, AFFO will be determined by annualizing the applicable period following completion of the IPO. One half of each quarterly installment of the incentive fee will be payable in LTIP Units, calculated pursuant to the formula above. The remainder of the incentive fee will be payable in cash or in LTIP Units, at the election of the Board, in each case calculated pursuant to the formula above. Management fee expense of $340,676 was recorded for the three and six months ended June 30, 2014 related to the LTIP Units granted in connection with the IPO. There were no incentive fees paid to the Manager during both the three and six months ended June 30, 2014.
The Company is also required to reimburse the Manager for certain expenses and pay all operating expenses, except those specifically required to be borne by the Manager under the Management Agreement.
The initial term of the Management Agreement expires on the third anniversary of the closing of the IPO and will be automatically renewed for a one-year term on each anniversary date thereafter unless previously terminated in accordance with the terms of the Management Agreement. Following the initial term of the Management Agreement, the Management Agreement may be terminated annually upon the affirmative vote of at least two-thirds of the Company’s independent directors, based upon (1) unsatisfactory performance that is materially detrimental to the Company, or (2) the Company’s determination that the fees payable to the Manager are not fair, subject to the Manager’s right to prevent such termination due to unfair fees by accepting a reduction of the fees agreed to by at least two-thirds of the Company’s independent directors. The Company must provide 180 days’ prior notice of any such termination. Unless terminated for cause, as further described in the Management Agreement, the Manager will be paid a termination fee equal to three times the sum of the base management fee and incentive fee earned, in each case, by the Manager during the 12-month period immediately preceding such termination, calculated as of the end of the most recently completed fiscal quarter before the date of termination. The Company may also terminate the Management Agreement at any time, including during the initial term, without the payment of any termination fee, for cause with 30 days’ prior written notice from the Board.
During the initial three-year term of the Management Agreement, the Company may not terminate the Management Agreement except as described above or in the following circumstance: At the earlier of (i) April 2, 2017, three years following the completion of the IPO, and (ii) the date on which the value of the Company’s stockholders’ equity exceeds $250 million, the Board may, but is not obligated to, internalize the Company’s management. The Manager may terminate the Management Agreement if it becomes required to register as an investment company under the Investment Company Act, with such termination deemed to occur immediately before such event, in which case the Company would not be required to pay a termination fee. In addition, if the Company defaults in the performance of any material term of the Management Agreement and the default continues for a period of 30 days after written notice to the Company, the Manager may terminate the Management Agreement upon 60 days’ written notice. If the Management Agreement is terminated by the Manager upon a breach by the Company, the Company is required to pay the Manager the termination fee described above.

Advisory Agreement

Prior to the entry by the Company into the Management Agreement upon the completion of the IPO and the concurrent termination of the Advisory Agreement, the Former Advisor performed its duties and responsibilities as the Company’s fiduciary under the Advisory Agreement. The Advisory Agreement had a one-year term expiring October 14, 2014, and was renewable for an unlimited number of successive one-year periods upon the mutual consent of the Company and its Advisor. The Former Advisor conducted the Company’s operations and managed its portfolio of real estate investments under the terms of the Advisory Agreement.
The Former Advisor was entitled to receive a monthly asset management fee for the services it provided pursuant to the Advisory Agreement. On September 26, 2012, the Company amended the Advisory Agreement to reduce the monthly asset management fee from one-twelfth of 1.0% of the higher of the cost or the value of each asset to one-twelfth of 0.65% of the higher of the cost or the value of each asset, where (A) cost equals the amount actually paid, excluding acquisition fees and expenses, to purchase each asset it acquires, including any debt attributable to the asset (including any debt encumbering the asset after acquisition), provided that, with respect to any properties the Company develops, constructs or improves, cost will include the amount expended by the Company for the development, construction or improvement, and (B) the value of an asset is the value established by the most recent independent valuation report, if available, without reduction for depreciation, bad debts or other non-cash reserves. The asset management fee was based only on the portion of the cost or value attributable to our investment in an asset if the Company did not own all of an asset.
Pursuant to the Advisory Agreement, the Former Advisor was entitled to receive an acquisition fee for its services in connection with the investigation, selection, sourcing, due diligence and acquisition of a property or investment. On September 26, 2012, the Company amended its Advisory Agreement to increase the acquisition fee from 1.75% to 2.50% of the purchase price. The purchase price of a property or investment was equal to the amount paid or allocated to the purchase, development, construction or improvement of a property, inclusive of expenses related thereto, and the amount of debt associated with such real property or investment. The purchase price allocable for joint venture investments was equal to the product of (1) the purchase price of the underlying property and (2) the Company’s ownership percentage in the joint venture. Total acquisition and disposition expenses of $3,148,729 and $65,462 were incurred during the three months ended June 30, 2014 and June 30, 2013, respectively, of which $2,117,237 and none were for the Former Advisor for the three months ended June 30, 2014 and 2013, respectively. Total acquisition and disposition expenses of $3,967,789 and $143,018 were incurred during the six months ended June 30, 2014 and June 30, 2013, respectively, of which $2,187,183 and $77,556 were for the Former Advisor for the six months ended June 30, 2014 and 2013, respectively.
The Former Advisor was also entitled to receive a financing fee for any loan or line of credit, made available to the Company. The Former Advisor was entitled to re-allow some or all of this fee to reimburse third parties with whom it subcontracted to procure such financing for the Company. On October 21, 2013, the Company amended its Advisory Agreement to decrease the financing fee from 1.0% to 0.25% of any loan made to the Company. In addition, to the extent the Former Advisor provided a substantial amount of services in connection with the disposition of one or more of our properties or investments (except for securities traded on a national securities exchange), the Former Advisor would receive fees equal to the lesser of (A) 1.5% of the sales price of each property or other investment sold or (B) 50% of the selling commission that would have been paid to a third-party broker in connection with such a disposition. In no event were disposition fees paid to the Former Advisor or its affiliates and unaffiliated third parties to exceed in the aggregate 6% of the contract sales price. On October 21, 2013, the Company amended its Advisory Agreement to change the disposition fee to only 1.5% of the sales price of each property or other investment sold, such that the disposition fee was no longer determined based on selling commissions payable to third-party sales brokers.
In addition to the fees payable to the Former Advisor, the Company reimbursed the Former Advisor for all reasonable expenses incurred in connection with services provided to the Company, subject to the limitation that it would not reimburse any amount that would cause the Company’s total operating expenses at the end of the four preceding fiscal quarters to exceed the greater of 2% of our average invested assets or 25% of its net income determined (1) without reductions for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and (2) excluding any gain from the sale of our assets for the period. Notwithstanding the above, the Company was permitted to reimburse amounts in excess of the limitation if a majority of its independent directors determined such excess amount was justified based on unusual and non-recurring factors. If such excess expenses were not approved by a majority of the Company’s independent directors, the Former Advisor was required to reimburse us at the end of the four fiscal quarters the amount by which the aggregate expenses during the period paid or incurred by us exceeded the limitations provided above. The Company was not permitted to reimburse the Former Advisor for personnel costs in connection with services for which the Former Advisor received acquisition, asset management or disposition fees. Due to the limitation discussed above and because operating expenses incurred directly by the Company exceeded the 2% threshold, the Board of Directors, including all of its independent directors, reviewed the total operating expenses for the four fiscal quarters ended December 31, 2013 and the Company’s total operating expenses for the four fiscal quarters ended March 31, 2014 and unanimously determined the excess amounts to be justified because of the costs of operating a public company in its early stage of operation and the Company’s initial difficulties with raising capital, which are expected to be non-recurring. As the Board of Directors has previously approved such expenses, all operating expenses for the year ended 2013 and the three months ended March 31, 2014 have been expensed as incurred.
The Company issued 1,000 shares of convertible stock, par value $0.01 per share, to the Former Advisor. Pursuant to the Advisory Agreement, upon completion of the IPO, the convertible stock was convertible to shares of common stock if and when: (A) the Company has made total distributions on the then outstanding shares of its common stock equal to the original issue price of those shares plus an 8% cumulative, non-compounded, annual return on the original issue price of those shares or (B) subject to specified conditions, the Company listed its common stock for trading on a national securities exchange. We listed shares of our Class A common stock on the NYSE MKT on March 28, 2014. At that time, the terms for converting the convertible stock would not be achieved and we amended our charter on March 26, 2014 to remove the convertible stock as an authorized class of our capital stock.
In general, the Company contracts property management services for certain properties directly to non-affiliated third parties, in which event it was to pay the Former Advisor an oversight fee equal to 1% of monthly gross revenues of such properties.
All of the Company’s executive officers and some of its directors are also executive officers, managers and/or holders of a direct or indirect controlling interest in the Manager and other Bluerock-affiliated entities. As a result, they owe fiduciary duties to each of these entities, their members and limited partners and investors, which fiduciary duties may from time to time conflict with the fiduciary duties that they owe to the Company and its stockholders.
Some of the material conflicts that the Manager or its affiliates face are: 1) the determination of whether an investment opportunity should be recommended to us or another Bluerock-sponsored program or Bluerock-advised investor; 2) the allocation of the time of key executive officers, directors, and other real estate professionals among the Company, other Bluerock-sponsored programs and Bluerock-advised investors, and the activities in which they are involved; 3) the fees received by the Manager and its affiliates in connection with transactions involving the purchase, management and sale of investments regardless of the quality of the asset acquired or the service provided us; and 4) the fees received by the Manager and its affiliates.
During the first quarter of 2014, the Company was reimbursed approximately $508,000 by our Former Advisor for certain organizational and offering costs related to the Company's Continuous Registered Offering on Form S-11 (File No. 333-153135).
Pursuant to the terms of the Advisory Agreement and the Management Agreement, summarized below are the related party amounts payable to our Former Advisor and the Manager, as of June 30, 2014 and December 31, 2013.

	June 30, 2014	December 31, 2013
Amounts Payable to the Former Advisor under our Prior and Terminated Advisory Agreement
Asset management and oversight fees	$404,147	$966,396
Acquisition fees and disposition fees	739,978	801,169
Financing fees	35,670	35,670
Reimbursable operating expenses	3,178	295,146
Reimbursable offering costs	16,116	193,112
Reimbursable organizational costs	—	49,931
Total to the Former Advisor	$1,199,089	$2,341,424
Amounts Payable to the Manager under the New Management Agreement
Base management fee	217,965	—
Total related-party amounts payable to Former Advisor and Manager	$1,417,054	$2,341,424
As of June 30, 2014 and December 31, 2013, we had $311,690 and $17,748, respectively, in payables due to related parties other than our Manager and Former Advisor.
As of June 30, 2014 and December 31, 2013, we had $37,082 and $8,960, respectively, in receivables due to us from related parties other than our Manager and Former Advisor.

Note 10 — Related Party Transactions

In connection with the Company’s investments in Enders, Berry Hill and the MDA Apartments, it entered into the SOIF LOC with SOIF II and SOIF III, the terms of which are described above in Note 8 — Line of Credit. Cash payments by the Company on the SOIF LOC as of the year ended December 31, 2013 were $1,949,038, including interest. The Company also paid down an additional $5,524,412 in exchange for selling part of its joint venture interest in Berry Hill to SOIF III, as discussed in Note 3, “Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests” above.

As of December 31, 2013, $2,396,605 of organizational and offering costs have been incurred on the Company’s behalf by the Advisor since inception. The Company is liable to reimburse these costs to the Advisor only to the extent selling commissions, the dealer manager fee and other organization and offering   costs do not exceed 15% of the gross proceeds of the applicable offering. In 2010, the Company reimbursed the Advisor for approximately $508,000 of these costs. When recorded by the Company, organizational costs are expensed and third-party offering costs are charged to stockholders’ equity. As of December 31, 2013, $3,622,471 of offering costs have been charged to stockholders’ equity and, in 2010, $49,931 of organizational costs were expensed. The organizational and offering costs exceed the 15% threshold discussed above, and given the termination of the Continuous Registered Offering in April 2013 and the Continuous Follow-On Offering in September 2013, the Company has recorded a receivable of approximately $508,000 due from the Advisor for the previously reimbursed organizational and offering costs, which remains due as of December 31, 2013. There were no amounts receivable from the Advisor as of December 31, 2012.

The Advisor performs its duties and responsibilities as the Company’s fiduciary under an Advisory Agreement. The Advisory Agreement has a one-year term expiring October 14, 2014, and may be renewed for an unlimited number of successive one-year periods upon the mutual consent of the Company and its Advisor. The Advisor conducts the Company’s operations and manages its portfolio of real estate investments under the terms of the Advisory Agreement. Certain of the Company’s affiliates will receive fees and compensation in connection with the acquisition, management and sale of its real estate investments.

The Advisor is entitled to receive a monthly asset management fee for the services it provides pursuant to the Advisory Agreement. On September 26, 2012, the Company amended the Advisory Agreement to reduce the monthly asset management fee from one-twelfth of 1.0% of the higher of the cost or the value of each asset to one-twelfth of 0.65% of the higher of the cost or the value of each asset, where (A) cost equals the amount actually paid, excluding acquisition fees and expenses, to purchase each asset it acquires, including any debt attributable to the asset (including any debt encumbering the asset after acquisition), provided that, with respect to any properties the Company develops, constructs or improves, cost will include the amount expended by the Company for the development, construction or improvement, and (B) the value of an asset is the value established by the most recent independent valuation report, if available, without reduction for depreciation, bad debts or other non-cash reserves. The asset management fee will be based only on the portion of the cost or value attributable to the Company’s investment in an asset if the Company does not own all of an asset.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive an acquisition fee for its services in connection with the investigation, selection, sourcing, due diligence and acquisition of a property or investment. On September 26, 2012, the Company amended its Advisory Agreement to increase the acquisition fee from 1.75% to 2.50% of the purchase price. The purchase price of a property or investment will equal the amount paid or allocated to the purchase, development, construction or improvement of a property, inclusive of expenses related thereto, and the amount of debt associated with such real property or investment. The purchase price allocable for joint venture investments will equal the product of (1) the purchase price of the underlying property and (2) the Company’s ownership percentage in the joint venture. Acquisition and disposition fees of $274,411 and $3,426,267 were incurred during the years ended December 31, 2013 and 2012, respectively.

The Advisor is also entitled to receive a financing fee for any loan or line of credit, made available to the Company. The Advisor may re-allow some or all of this fee to reimburse third parties with whom it may subcontract to procure such financing for the Company. On October 21, 2013, the Company amended its Advisory Agreement to decrease the financing fee from 1.0% to 0.25% of any loan made to the Company. In addition, to the extent the Advisor provides a substantial amount of services in connection with the disposition of one or more of the Company’s properties or investments (except for securities that are traded on a national securities exchange), the Advisor will receive fees equal to the lesser of (A) 1.5% of the sales price of each property or other investment sold or (B) 50% of the selling commission that would have been paid to a third-party broker in connection with such a disposition. In no event may disposition fees paid to the Advisor or its affiliates and unaffiliated third parties exceed in the aggregate 6% of the contract sales price. On  October 21, 2013, the Company amended its Advisory Agreement to change the disposition fee to only 1.5% of the sales price of each property or other investment sold, such that the disposition fee is no longer determined based on selling commissions payable to third-party sales brokers.

In addition to the fees payable to the Advisor, the Company reimburses the Advisor for all reasonable expenses incurred in connection with services provided to the Company, subject to the limitation that it will not reimburse any amount that would cause the Company’s total operating expenses at the end of the four preceding fiscal quarters to exceed the greater of 2% of the Company’s average invested assets or 25% of its net income determined (1) without reductions for any additions to reserves for depreciation, bad debts or other similar non-cash reserves and (2) excluding any gain from the sale of the Company’s assets for the period. Notwithstanding the above, the Company may reimburse amounts in excess of the limitation if a majority of its independent directors determines such excess amount was justified based on unusual and non-recurring factors. If such excess expenses are not approved by a majority of the Company’s independent directors, the Advisor must reimburse the Company at the end of the four fiscal quarters the amount by which the aggregate expenses during the period paid or incurred by the Company exceeded the limitations provided above. The Company will not reimburse the Advisor for personnel costs in connection with services for which the Advisor receives acquisition, asset management or disposition fees. Due to the limitation discussed above and because operating expenses incurred directly by the Company exceeded the 2% threshold, the Board of Directors, including all of its independent directors, reviewed the total operating expenses for the four fiscal quarters ended December 31, 2012 and the Company’s total operating expenses for the four fiscal quarters ended December 31, 2013 and unanimously determined the excess amounts to be justified because of the costs of operating a public company in its early stage of operation and the Company’s initial difficulties with raising capital, which are expected to be non-recurring. As the Board of Directors has previously approved such expenses, all operating expenses for the years ended December 31, 2013 and 2012 have been expensed as incurred. Reimbursable operating expenses of $539,990 and $295,069 were incurred during the years ended December 31, 2013 and 2012, respectively.

The Company has issued 1,000 shares of convertible stock, par value $0.01 per share, to the Company’s Advisor. The convertible stock will convert to shares of common stock if and when: (A) the Company has made total distributions on the then outstanding shares of its common stock equal to the original issue price of those shares plus an 8% cumulative, non-compounded, annual return on the original issue price of those shares or (B) subject to specified conditions, the Company lists its common stock for trading on a national securities exchange. A “listing” will be deemed to have occurred on the effective date of any merger of the Company in which the consideration received by the holders of its common stock is the securities of another issuer that are listed on a national securities exchange. Upon conversion, each share of convertible stock will convert into a number of shares of common stock equal to 1/1000 of the quotient of (A) 15% of the excess of (1) the Company’s “enterprise value” (as defined in the Company’s charter) plus the aggregate value of distributions paid to date on the outstanding shares of its common stock over the (2) aggregate purchase price paid by the stockholders for those shares plus an 8% cumulative, non-compounded, annual return on the original issue price of those shares, divided by (B) the Company’s enterprise value divided by the number of outstanding shares of common stock, in each case calculated as of the date of the conversion. If an event triggering the conversion occurs after the Advisory Agreement with the Advisor is not renewed or terminates (other than because of a material breach by the Advisor), the number of shares of common stock the Advisor will receive upon conversion will be prorated to account for the period of time the Advisory Agreement was in force.

In general, the Company contracts property management services for certain properties directly to non-affiliated third parties, in which event it will pay the Advisor an oversight fee equal to 1% of monthly gross revenues of such properties.

All of the Company’s executive officers and some of its directors are also executive officers, managers and/or holders of a direct or indirect controlling interest in the Advisor and other Bluerock-affiliated entities. As a result, they owe fiduciary duties to each of these entities, their members and limited partners and investors, which fiduciary duties may from time to time conflict with the fiduciary duties that they owe to the Company and its stockholders.

Some of the material conflicts that the Advisor or its affiliates face are: 1) the determination of whether an investment opportunity should be recommended to us or another Bluerock-sponsored program or Bluerock-advised investor; 2) the allocation of the time of key executive officers, directors, and other real estate professionals among the Company, other Bluerock-sponsored programs and Bluerock-advised investors, and the activities in which they are involved; 3) the fees received by the Advisor and its affiliates in connection with transactions involving the purchase, management and sale of investments regardless of the quality of the asset acquired or the service provided us; and 4) the fees received by the Advisor and its affiliates.

Pursuant to the terms of the Advisory Agreement, summarized below are the related party amounts payable to the Advisor, as well as other affiliates, as of December 31, 2013 and 2012. During the year ended December 31, 2013, the Company paid the Advisor approximately $645,000 of its outstanding accounts payable and has recorded a receivable of approximately $508,000 due from the Advisor for previously reimbursed organizational and offering costs.

	December 31, 2013	December 31, 2012
Asset management and oversight fees	$966,396	$426,938
Acquisition fees	801,169	322,440
Financing fees	35,670	5,891
Reimbursable operating expenses	295,146	431,850
Reimbursable offering costs	193,112	197,300
Reimbursable organizational costs	49,931	49,931
Other	17,748	388,217
Total related-party amounts payable	$2,359,172	$1,822,567

As of December 31, 2013 and 2012, the Company had $8,960 and $5,024, respectively, in receivables due to the Company from related parties other than the Advisor.